Quarterly Results (unaudited) (Details 2) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 27, 2015	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Selling, General and Administrative Expenses [Member]
Quarterly Information [Line Items]
Restructuring and Related Cost, Incurred Cost	$ 34
Selling, General and Administrative Expenses [Member] | Fair Value, Measurements, Nonrecurring [Member]
Quarterly Information [Line Items]
Impairment of Long-Lived Assets, on a Nonrecurring Basis	$ 46		$ 46
Fiscal Year [Member]
Quarterly Information [Line Items]
Fiscal Period Duration		364 days	364 days	364 days	364 days
Fiscal Year [Member] | Maximum [Member]
Quarterly Information [Line Items]
Fiscal Period Duration		371 days	371 days
Fiscal Year [Member] | Minimum [Member]
Quarterly Information [Line Items]
Fiscal Period Duration		364 days	364 days
First Quarter [Member]
Quarterly Information [Line Items]
Fiscal Period Duration		112 days	112 days
Second Quarter [Member]
Quarterly Information [Line Items]
Fiscal Period Duration		84 days	84 days
Third Quarter [Member]
Quarterly Information [Line Items]
Fiscal Period Duration		84 days	84 days
Fourth Quarter [Member]
Quarterly Information [Line Items]
Fiscal Period Duration			84 days
Fourth Quarter [Member] | Maximum [Member]
Quarterly Information [Line Items]
Fiscal Period Duration		91 days	91 days
Fourth Quarter [Member] | Minimum [Member]
Quarterly Information [Line Items]
Fiscal Period Duration		84 days	84 days